Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Uninsured Cash					$ 1,095,329	$ 0
Cryptocurrencies					480,370	0
Realized Loss on Cryptocurrency	$ (6,278)	$ 0	$ 17,454	$ 0	(10,939)	0
Unrealized Loss on Cryptocurrency	$ (4,244)	$ 0	95,926	0	(135,729)	0
Amortization			112,613	0
Fixed Asset Depreciation					7,173	4,534
Depreciation			$ 3,020	$ 1,107	2,639	2,270
Advertising, Selling and Marketing Expenses					$ 454,225	$ 500,032